Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	42 Months Ended		60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024		May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000244002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)
Account Value	$ 146,619	$ 146,619		$ 146,619	$ 146,619	$ 119,372	$ 123,628	$ 126,586	$ 100,000
Average Annual Return, Percent	22.82%	11.56%	[1]
C000244001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)
Account Value	$ 14,609	$ 14,609		14,609	14,609	11,908	12,347	12,658	10,000
Average Annual Return, Percent	22.69%	11.44%	[2]
C000244000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)
Account Value	$ 22,408	$ 22,408		$ 22,408	$ 22,408	18,275	18,963	19,454		$ 12,673	$ 12,438	$ 12,991	$ 12,079	$ 11,198	$ 10,833	$ 10,000
Average Annual Return, Percent	22.62%			12.49%	8.40%
C000243218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Value Fund (QRVLX)
Account Value	$ 270,581	270,581		$ 270,581	$ 270,581	204,158	202,834	207,370		149,594	146,068	137,338	125,706	109,012	107,147	100,000
Average Annual Return, Percent	32.53%			13.12%	10.47%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,719	$ 14,719		$ 14,719	$ 14,719	11,537	11,307	11,739	10,000	17,344	15,560	15,181	13,194	11,211	11,186	10,000
Average Annual Return, Percent	27.58%	11.68%	[2]	15.00%	12.09%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 13,687	$ 13,687		$ 13,687	$ 13,687	11,242	12,702	13,756	$ 10,000	10,886	12,761	14,390	12,367	10,221	10,510	10,000
Average Annual Return, Percent	21.76%	9.39%	[2]	8.77%	6.87%
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Account Value	$ 263,801	$ 263,801		$ 263,801	$ 263,801	212,684	206,446	201,481		144,076	138,249	136,641	125,431	109,346	108,854	100,000
Average Annual Return, Percent	24.03%			13.79%	10.19%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 330,280	$ 330,280		$ 330,280	$ 330,280	$ 257,656	$ 250,341	$ 251,093		$ 178,945	$ 158,587	$ 152,806	$ 133,591	$ 113,725	$ 111,806	$ 100,000
Average Annual Return, Percent	28.19%			15.80%	12.69%

[1]	Institutional Class commenced operations on December 1, 2020.
[2]	Advisor Class commenced operations on December 1, 2020.